SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2018
Accounting Policies [Abstract]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles
Adoption of New Accounting Pronouncements

Standard	Description	Effect on the Financial Statement or Other Significant Matters
ASU 2014-09 Revenue from Contracts with Customers (Topic 606)	This ASU contains new guidance that clarifies the principles for recognizing revenue arising from contracts with customers and develops a common revenue standard for U.S. GAAP and IFRS.
On January 1, 2018, the Company adopted the new revenue recognition guidance on a modified retrospective basis. Adoption did not change the amounts or timing of the Company’s revenue recognition for base investment management and advisory fees, distribution revenues, shareholder servicing revenues, and broker-dealer revenues. Some performance-based fees and carried-interest distributions that were recognized prior to adoption when no risk of reversal remained, in certain instances may now be recognized earlier if it is probable that significant reversal will not occur.

On January 1, 2018, the Company recognized a cumulative effect adjustment, net of tax, to increase opening equity attributable to Holdings and the noncontrolling interest by approximately $13 million and $19 million, respectively, reflecting the impact of carried-interest distributions previously received by AB of approximately $78 million, net of revenue sharing payments to investment team members of approximately $43 million, for which it is probable that significant reversal will not occur and for which incremental tax is provided at Holdings.

Standard	Description	Effect on the Financial Statement or Other Significant Matters
ASU 2016-01 Financial Instruments - Overall (Subtopic 825-10)
This ASU provides new guidance related to the recognition and measurement of financial assets and financial liabilities. The new guidance primarily affects the accounting for equity investments, financial liabilities under the fair value option, and presentation and disclosure requirements for financial instruments. The FASB also clarified guidance related to the valuation allowance assessment when recognizing deferred tax assets resulting from unrealized losses on AFS debt securities. The new guidance requires equity investments in unconsolidated entities, except those accounted for under the equity method, to be measured at fair value through earnings, thereby eliminating the AFS classification for equity securities with readily determinable fair values for which changes in fair value currently are reported in AOCI.

On January 1, 2018, the Company adopted the new recognition requirements on a modified retrospective basis for changes in the fair value of AFS equity securities, resulting in no material reclassification adjustment from AOCI to opening retained earnings for the net unrealized gains, net of tax, related to approximately $46 million common stock securities and eliminated their designation as AFS equity securities. The Company does not currently report any of its financial liabilities under the fair value option.

ASU 2016-15 Statement of Cash Flows (Topic 230 )
This ASU provides new guidance to simplify elements of cash flow classification. The new guidance is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The new guidance requires application of a retrospective transition method.
Adoption of this guidance did not have a material impact on the Company’s consolidated financial statements.
ASU 2017-07 Compensation - Retirement Benefits (Topic 715)
This ASU provides new guidance on the presentation of net periodic pension and post-retirement benefit costs that requires retrospective disaggregation of the service cost component from the other components of net benefit costs on the income statement.

On January 1, 2018, the Company adopted the change in the income statement presentation utilizing the practical expedient for determining the historical components of net benefit costs, resulting in no material impact to the consolidated financial statements. In addition, no changes to the Company’s capitalization policies with respect to benefit costs resulted from the adoption of the new guidance.

ASU 2017-09 Compensation - Stock Compensation (Topic 718)
This ASU provides clarity and reduces both 1) diversity in practice and 2) cost and complexity when applying guidance in Topic 718, Compensation - Stock Compensation, to a change to the terms or conditions of a share-based payment award.
Adoption of this amendment on January 1, 2018 did not have a material impact on the Company’s consolidated financial statements.
Future Adoption of New Accounting Pronouncements

Standard	Description	Effective Date and Method of Adoption	Effect on the Financial Statement or Other Significant Matters
ASU 2018-14 Compensation - Retirement Benefits - Defined Benefit Plans - General (Subtopic 715-20)
This ASU improves the effectiveness of disclosures related to defined benefit plans in the notes to the financial statements. Amendments in ASU 2018-14 remove disclosures that are no longer considered cost beneficial, clarify the specific requirements of disclosures, and add new, relevant disclosure requirements.
Effective for fiscal years ending after December 15, 2020, for public business entities. Early adoption is permitted. Amendments should be applied on a retrospective basis to all periods presented.
Management currently is evaluating the impact of the guidance on the Company’s financial statement disclosures but has concluded that this guidance will not impact the Company’s consolidated financial position or results of operations.

Standard	Description	Effective Date and Method of Adoption	Effect on the Financial Statement or Other Significant Matters
ASU 2018-13 Fair Value Measurement (Topic 820)
This ASU improves the effectiveness of fair value disclosures in the notes to financial statements. Amendments in this ASU modify disclosure requirements in Topic 820, including the removal of certain disclosure requirements, modification of certain disclosures, and the addition of new requirements.

Effective for fiscal years beginning after December 15, 2019, for public business entities. Early adoption is permitted, with the option to early adopt amendments to remove or modify disclosures, with full adoption of additional requirements delayed until their effective date. Amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively. All other amendments should be applied retrospectively.

Management currently is evaluating the impact of the guidance on the Company’s financial statement disclosures but has concluded that this guidance will not impact the Company’s consolidated financial position or results of operations.

Standard	Description	Effective Date and Method of Adoption	Effect on the Financial Statement or Other Significant Matters
ASU 2018-12 Financial Services - Insurance (Topic 944)
This ASU provides targeted improvements to existing recognition, measurement, presentation, and disclosure requirements for long-duration contracts issued by an insurance entity. The ASU primarily impacts four key areas, including:
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Measurement of the liability for future policy benefits for traditional and limited payment contracts.  The ASU requires companies to review, and if necessary update,  cash flow assumptions at least annually for non-participating traditional and limited-payment insurance contracts.  Interest rates used to discount the liability will need to be updated quarterly using an upper medium grade (low credit risk) fixed-income instrument yield.
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Measurement of market risk benefits (“MRBs”).  MRBs, as defined under the ASU, will encompass certain GMxB features associated with variable annuity products and other general account annuities with other than nominal market risk.  The ASU requires MRBs to be measured at fair value with changes in value attributable to changes in instrument-specific credit risk recognized in OCI.
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Amortization of deferred acquisition costs.  The ASU simplifies the amortization of deferred acquisition costs and other balances amortized in proportion to premiums, gross profits, or gross margins, requiring such balances to be amortized on a constant level basis over the expected term of the contracts.  Deferred costs will be required to be written off for unexpected contract terminations but will not be subject to impairment testing.
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Expanded footnote disclosures.  The ASU requires additional disclosures including disaggregated rollforwards of beginning to ending balances of the liability for future policy benefits, policyholder account balances, MRBs, separate account liabilities and deferred acquisition costs.  Companies will also be required to disclose information about significant inputs, judgements, assumptions and methods used in measurement.

Effective date for public business entities for fiscal years and interim periods with those fiscal years, beginning after December 31, 2020.  Early adoption is permitted.
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For the liability for future policyholder benefits for traditional and limited payment contracts, companies can elect one of two adoption methods.  Companies can either elect a modified retrospective transition method applied to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or a full retrospective transition method using actual historical experience information as of contract inception.  The same adoption method must be used for deferred acquisition costs.
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For MRBs, the ASU should be applied retrospectively as of the beginning of the earliest period presented.
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For deferred acquisition costs, companies can elect one of two adoption methods.  Companies can either elect a modified retrospective transition method applied to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or a full retrospective transition method using actual historical experience information as of contract inception. The same adoption method must be used for the liability for future policyholder benefits for traditional and limited payment contracts.

Management currently is evaluating the impact that adoption of this guidance will have on the Company’s consolidated financial statements, however the adoption of the ASU is expected to have a significant impact on our consolidated financial condition, results of operations, cash flows and required disclosures, as well as processes and controls.

Standard	Description	Effective Date and Method of Adoption	Effect on the Financial Statement or Other Significant Matters
ASU 2018-07, Compensation - Stock Compensation (Topic 718)	This ASU contains new guidance that largely aligns the accounting for share-based payment awards issued to employees and non-employees.	Effective for public business entities for fiscal years beginning after December 15, 2018, including interim periods, with early adoption permitted.
The Company has granted share-based payment awards only to employees as defined by accounting guidance and does not expect this guidance will have a material impact on its consolidated financial statements.

ASU 2018-02 Income Statement - Reporting Comprehensive Income
This ASU contains new guidance that permits, but does not require, entities to reclassify to retained earnings tax effects “stranded” in AOCI resulting from the change in federal tax rate enacted by the Tax Cuts and Jobs Act (the “Tax Reform Act”) on December 22, 2017. If elected, these stranded tax effects for all items must be reclassified in AOCI, including, but not limited to, AFS securities and employee benefits.

Effective for interim and annual periods beginning after December 15, 2018, with early adoption permitted. Election can be made either to apply the new guidance retrospectively to each period in which the effect of the Tax Reform Act is recognized or in the period of adoption.
Management currently is evaluating the options provided for adopting this guidance and the potential impacts on the Company’s consolidated financial statements.
ASU 2017-12 Derivatives and Hedging (Topic 815)
The amendments in this ASU better align an entity’s risk management activities and financial reporting for hedging relationships through changes to both the designation and measurement guidance for qualifying hedging relationships and the presentation of hedge results.

Effective for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years, with early application permitted. The effect of adoption should be reflected as of the beginning of the fiscal year of adoption.
Management does not expect this guidance will have a material impact on the Company’s consolidated financial statements.
ASU 2017-08, Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20)
This ASU requires certain premiums on callable debt securities to be amortized to the earliest call date and is intended to better align interest income recognition with the manner in which market participants price these instruments.
		Effective for interim and annual periods beginning after December 15, 2018, with early adoption permitted and is to be applied on a modified retrospective basis.	Management does not expect this guidance will have a material impact on the Company’s consolidated financial statements.
ASU 2016-13 Financial Instruments - Credit Losses (Topic 326)
This ASU contains new guidance which introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments. It also modifies the impairment model for available-for-sale debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination.

Effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years, for public business entities. Early adoption is permitted as of the fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. These amendments should be applied through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective.
Management currently is evaluating the impact that adoption of this guidance will have on the Company’s consolidated financial statements.

Standard	Description	Effective Date and Method of Adoption	Effect on the Financial Statement or Other Significant Matters
ASU 2016-02 Leases (Topic 842)
This ASU contains revised guidance to lease accounting that will require lessees to recognize on the balance sheet a “right-of-use” asset and a lease liability for virtually all lease arrangements, including those embedded in other contracts. Lessor accounting will remain substantially unchanged from the current model but has been updated to align with certain changes made to the lessee model.

Effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years, for public business entities. Early application is permitted. Lessees and lessors are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach, which includes optional practical expedients that entities may elect to apply.

The Company expects to adopt ASU 2016-02, as well as other related clarifications and interpretive guidance issued by the FASB, when it becomes effective on January 1, 2019. The Company identified its significant existing leases, which primarily include real estate leases for office space, that will be impacted by the new guidance. The Company expects to implement new accounting processes and internal controls to meet the requirements for financial reporting and disclosures of its leases. The Company expects these evaluation and implementation activities will continue throughout 2018 prior to the effective date of adoption on January 1, 2019. The Company plans to elect the optional modified retrospective transition method to apply the provisions of the new standard, which will result in a cumulative-effect adjustment to opening retained earnings in the period of adoption. Under this transition method, the Company would not recast prior financial statements.